Share capital - Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of share capital, reserves and other equity interest [Abstract]
Net income and diluted net income (attributable to shareholders of the Company)	$ 420,065	$ 628,063
Basic weighted average number of shares outstanding (in shares)	1,053,809	1,043,385
Effect of dilutive securities, stock options (in shares)	4,883	8,541
Effect of dilutive securities, restricted share units (in shares)	1,478	2,461
Effect of dilutive securities, performance share units (in shares)	1,372	1,915
Diluted weighted average number of shares outstanding (in shares)	1,061,542	1,056,302
Basic (in USD per share)	$ 0.40	$ 0.60
Diluted (in USD per share)	$ 0.40	$ 0.59